VY T Rowe Price Capital Appreciation Portfolio Annual Fund Operating Expenses - VY T Rowe Price Capital Appreciation Portfolio	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.25%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.65%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.65%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.90%	[1]
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.05%	[1]

[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.